Expenses by nature - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	$ 112,914	$ 84,780	$ 71,332
Raw materials and consumables	44,145	38,742	26,749
Depreciation and amortization	155,761	134,505	114,443
Depreciation of right of use assets	16,362	13,626	10,269
Fuel, lubricants and others	42,239	28,035	19,387
Maintenance and repairs	31,573	24,524	17,283
Freights	70,688	50,752	40,257
Export taxes / selling taxes	39,202	43,509	35,966
Export expenses	17,963	11,745	8,801
Contractors and services	10,551	9,840	6,614
Energy transmission	3,053	2,347	2,231
Energy power	9,133	6,580	4,712
Professional fees	10,231	9,409	7,938
Other taxes	3,942	3,926	2,902
Contingencies	568	855	703
Lease expense and similar arrangements	2,481	2,852	939
Third parties raw materials	121,571	83,633	65,433
Tax recoveries	(556)	(1,546)	(1,087)
Others	27,177	24,831	14,701
Subtotal	718,998	572,945	449,573
Own agricultural produce consumed	378,703	371,896	211,054
Total	1,097,701	944,841	660,627
General and Administrative Expenses
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	39,347	30,727	25,519
Raw materials and consumables	0	0	0
Depreciation and amortization	18,109	14,280	12,490
Depreciation of right of use assets	7,702	7,173	3,557
Fuel, lubricants and others	712	854	428
Maintenance and repairs	1,718	1,956	954
Freights	0	0	0
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	0	0	0
Energy transmission	0	0	0
Energy power	373	335	137
Professional fees	8,337	7,600	6,261
Other taxes	852	582	376
Contingencies	568	855	703
Lease expense and similar arrangements	1,153	1,863	283
Third parties raw materials	0	0	0
Tax recoveries	0	0	0
Others	5,416	3,569	2,720
Subtotal	84,287	69,794	53,428
Own agricultural produce consumed	0	0	0
Total	84,287	69,794	53,428
Selling Expenses
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	9,472	7,221	5,206
Raw materials and consumables	0	0	0
Depreciation and amortization	1,408	1,304	985
Depreciation of right of use assets	99	49	24
Fuel, lubricants and others	340	279	187
Maintenance and repairs	741	800	476
Freights	57,913	38,970	33,111
Export taxes / selling taxes	39,202	43,509	35,966
Export expenses	17,963	11,745	8,801
Contractors and services	0	0	0
Energy transmission	3,053	2,347	2,231
Energy power	89	85	114
Professional fees	802	815	1,060
Other taxes	63	62	21
Contingencies	0	0	0
Lease expense and similar arrangements	271	251	226
Third parties raw materials	0	0	0
Tax recoveries	0	0	0
Others	12,099	10,225	6,650
Subtotal	143,515	117,662	95,058
Own agricultural produce consumed	0	0	0
Total	143,515	117,662	95,058
Operating segments | Cost of production of manufactured products
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	64,095	46,832	40,607
Raw materials and consumables	44,145	38,742	26,749
Depreciation and amortization	136,244	118,921	100,968
Depreciation of right of use assets	8,561	6,404	6,688
Fuel, lubricants and others	41,187	26,902	18,772
Maintenance and repairs	29,114	21,768	15,853
Freights	12,775	11,782	7,146
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	10,551	9,840	6,614
Energy transmission	0	0	0
Energy power	8,671	6,160	4,461
Professional fees	1,092	994	617
Other taxes	3,027	3,282	2,505
Contingencies	0	0	0
Lease expense and similar arrangements	1,057	738	430
Third parties raw materials	121,571	83,633	65,433
Tax recoveries	(556)	(1,546)	(1,087)
Others	9,662	11,037	5,331
Subtotal	491,196	385,489	301,087
Own agricultural produce consumed	378,703	371,896	211,054
Total	869,899	757,385	512,141
Operating segments | Cost of production of manufactured products | Farming | Crops
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	4,216	3,651	2,348
Raw materials and consumables	367	578	448
Depreciation and amortization	4,463	3,930	2,929
Depreciation of right of use assets	0	0	0
Fuel, lubricants and others	239	336	131
Maintenance and repairs	1,264	1,341	639
Freights	519	644	172
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	2,218	2,587	1,358
Energy transmission	0	0	0
Energy power	1,577	1,276	803
Professional fees	59	78	32
Other taxes	25	23	20
Contingencies	0	0	0
Lease expense and similar arrangements	178	162	111
Third parties raw materials	8,270	2,804	3,257
Tax recoveries	0	0	0
Others	1,335	962	524
Subtotal	24,730	18,372	12,772
Own agricultural produce consumed	43,780	41,218	31,302
Total	68,510	59,590	44,074
Operating segments | Cost of production of manufactured products | Farming | Rice
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	12,362	6,841	4,466
Raw materials and consumables	367	373	3,072
Depreciation and amortization	3,814	2,692	2,016
Depreciation of right of use assets	115	102	19
Fuel, lubricants and others	249	89	68
Maintenance and repairs	3,320	1,851	1,492
Freights	9,319	8,154	4,617
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	720	235	116
Energy transmission	0	0	0
Energy power	3,172	1,501	1,015
Professional fees	86	84	35
Other taxes	117	92	76
Contingencies	0	0	0
Lease expense and similar arrangements	682	319	182
Third parties raw materials	23,934	2,852	6,578
Tax recoveries	0	0	0
Others	2,736	5,273	1,219
Subtotal	60,993	30,458	24,971
Own agricultural produce consumed	104,337	93,846	54,536
Total	165,330	124,304	79,507
Operating segments | Cost of production of manufactured products | Farming | Dairy
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	11,627	9,268	7,452
Raw materials and consumables	29,317	24,755	14,486
Depreciation and amortization	4,007	3,590	2,812
Depreciation of right of use assets	971	602	461
Fuel, lubricants and others	1,886	1,730	2,030
Maintenance and repairs	1,856	1,779	1,141
Freights	2,862	2,377	1,708
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	569	260	54
Energy transmission	0	0	0
Energy power	3,189	2,544	1,879
Professional fees	110	140	103
Other taxes	110	118	97
Contingencies	0	0	0
Lease expense and similar arrangements	197	257	137
Third parties raw materials	75,674	62,737	42,051
Tax recoveries	0	0	0
Others	1,269	2,166	1,975
Subtotal	133,644	112,323	76,386
Own agricultural produce consumed	47,079	45,760	26,547
Total	180,723	158,083	102,933
Operating segments | Cost of production of manufactured products | Sugar, Ethanol and Energy
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	35,890	27,072	26,341
Raw materials and consumables	14,094	13,036	8,743
Depreciation and amortization	123,960	108,709	93,211
Depreciation of right of use assets	7,475	5,700	6,208
Fuel, lubricants and others	38,813	24,747	16,543
Maintenance and repairs	22,674	16,797	12,581
Freights	75	607	649
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	7,044	6,758	5,086
Energy transmission	0	0	0
Energy power	733	839	764
Professional fees	837	692	447
Other taxes	2,775	3,049	2,312
Contingencies	0	0	0
Lease expense and similar arrangements	0	0	0
Third parties raw materials	13,693	15,240	13,547
Tax recoveries	(556)	(1,546)	(1,087)
Others	4,322	2,636	1,613
Subtotal	271,829	224,336	186,958
Own agricultural produce consumed	183,507	191,072	98,669
Total	$ 455,336	$ 415,408	$ 285,627